Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Business Combination [Line Items]
Business Combinations
(14)	Business Combinations
SDI Acquisition
On January 8, 2025, the Company acquired 100% of the ownership interests in SDI, a solar predrill and pile foundation installation contractor based in Sacramento, California. The aggregate consideration for the acquisition was approximately $16,941, of which approximately $11,154 was paid in cash at closing and $5,500 is deferred and payable on the one-year
anniversary of the acquisition. On January 8, 2026, the Company settled the remaining $5,500 deferred acquisition payment obligation. As of March 31, 2026, the fair value allocation was final, with no measurement period adjustment made to the account balances recorded at the acquisition date.
The Company’s condensed consolidated financial statements include SDI’s revenue and net income which were immaterial for the three months ended March 31, 2026 and 2025. Pro forma financial information has not been presented for the SDI acquisition as the impact to the Company’s condensed consolidated financial statements was not material.
Spartan Acquisition
On June 13, 2025, the Company acquired 100% of the equity interests of Spartan for an approximate acquisition purchase price of $67,006, which was paid in cash at closing. Spartan specializes in providing services related to infrastructure development and investment. Specifically, the company self-performs electrical transmission construction services and provides procurement and subcontracting engineering services.
The Company recorded provisional amounts for certain acquired assets and liabilities as the valuations were not complete as of the acquisition date. During the current quarter, a $244 adjustment to was recorded to deferred taxes with the offset to goodwill. The measurement period remains open.

SOLV Energy Holdings LLC [Member]
Business Combination [Line Items]
Business Combinations
(15)	Business Combinations
SDI Acquisition
On January 8, 2025, the Company acquired 100% of the ownership interests in SDI, a solar predrill and pile foundation installation contractor based in Sacramento, California. The aggregate consideration for the acquisition was approximately $16,941, of which approximately $11,154 was paid in cash at closing and $5,500 is deferred and payable on the one-year
anniversary of the acquisition.
Simultaneous with the acquisition, SDI and the Company entered into an equipment financing transaction with a specialized equipment finance provider to borrow approximately $14,500 against construction equipment owned by SDI. The proceeds were primarily used to fund the closing payment on the acquisition date.
The Company allocated the acquisition consideration to assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The estimated fair value of the acquired tangible and identifiable intangible assets were determined based on inputs that are unobservable and significant to the overall fair value measurement. It is also based on estimates and assumptions made by management at the time of the acquisition. As such, the estimated fair value of the acquired tangible and identifiable intangible assets was classified as a Level 3 fair value hierarchy measurement and disclosure. The significant unobservable inputs used in measuring the fair values of the acquired tangible and identifiable intangible assets include forecasted cashflows and discount rates.
The Company acquired identifiable intangible assets of $1,260, which consist primarily of $370 of trade names to be amortized over 5 years, $600 of customer relationships to be amortized over 4 years and $290 of backlog to be amortized over 1 year.
The excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed is assigned to goodwill. The acquisition resulted in the recognition of $691 of goodwill. The estimated goodwill was established due to expected cost synergies, optimized installation and improved operational efficiency. Goodwill recorded for the SDI acquisition is not expected to be deductible for tax purposes.
A summary of the SDI purchase price allocation to assets acquired and liabilities assumed is as follows:

Net assets acquired
Cash and cash equivalents	$685
Accounts receivable, net	4,618
Contract assets	3,608
Prepaid and other current assets	204
Property, plant and equipment	16,942
Operating lease right-of-use assets	312
Intangible assets	1,260
Accounts payable and accrued expenses	(10,968)
Contract liabilities	(99)
Lease liabilities, long-term	(312)
Total identifiable net assets assumed	16,250

Goodwill	691

Net assets acquired	$16,941

Assets acquired net of cash and cash equivalents	$16,256

The Company’s consolidated financial statements include SDI’s revenue and net loss of $67,933 and $455, respectively, from the date of acquisition through December 31, 2025 for the periods presented within.
Pro forma financial information has not been presented for the SDI acquisition as the impact to the Company’s consolidated financial statements was not material.
During the years ended December 31, 2025 and 2024, the Company incurred and expensed $113 and $1,912 of acquisition related costs in connection to the SDI acquisition. Such costs are included in “Selling, general and administrative expenses.”
Spartan Acquisition
On June 13, 2025, the Company acquired 100% of the equity interests of Spartan for an approximate acquisition purchase price of $67,006, which was paid in cash at closing. Spartan specializes in providing services related to infrastructure development and investment. Specifically, the company self-performs electrical transmission construction services and provides procurement and subcontracting engineering services.
The Company preliminarily allocated the acquisition consideration to assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date.

The preliminary estimated fair value of the acquired tangible and identifiable intangible assets was determined based on inputs that are unobservable and significant to the overall fair value measurement. It was also based on estimates and assumptions made by management at the time of the acquisition.
As such, the preliminary estimated fair value of the acquired tangible and identifiable intangible assets was classified as a Level 3 fair value hierarchy measurement and disclosure. The significant unobservable inputs used in measuring the fair values of the acquired tangible and identifiable intangible assets include forecasted cashflows and discount rates.
The Company acquired identifiable intangible assets of $20,300, which consist primarily of $2,600 of trade names to be amortized over 3 years, $14,800 of customer relationships to be amortized over 13 years and $2,900 of backlog to be amortized over 1 year.
The excess of the purchase price over the estimated fair value of the assets acquired and liabilities assumed is assigned to goodwill. The acquisition resulted in the recognition of $18,581 of goodwill. The estimated goodwill was established due to expected cost synergies, anticipated growth of new customers, and expansion of equipment portfolio and process technology offerings. Goodwill recorded for the Spartan acquisition is not expected to be deductible for tax purposes.
The Spartan purchase price allocation below is preliminary with respect to the valuation of certain acquired intangible assets and the determination of related deferred tax assets and liabilities. The Company is continuing to evaluate information necessary to finalize the fair values of acquired identifiable intangible assets and the related income tax effects. The purchase price allocation will be finalized during the measurement period, which will not exceed 12 months from the acquisition date. Any adjustments recorded during the measurement period may be material and will be recorded retrospectively as if the accounting had been completed at the acquisition date, with a corresponding adjustment to goodwill.
A summary of the Spartan purchase price allocation to assets acquired and liabilities assumed is as follows:

Net assets acquired
Cash and cash equivalents	$22,431
Accounts receivable, net	8,369
Contract assets	2,500
Prepaid and other current assets	492
Property, plant and equipment	7,262
Intangible assets	20,300
Accounts payable and accrued expenses	(3,771)
Contract liabilities	(1,986)
Deferred tax liability	(6,086)
Lease liabilities, long-term	(1,086)

Total identifiable net assets assumed	48,425
Goodwill	18,581

Net assets acquired	$67,006

Assets acquired net of cash and cash equivalents	$44,575

The Company’s consolidated financial statements include Spartan’s revenue and net income of $37,510 and $
5,546,
respectively, from the date of acquisition through December 31, 2025 for the periods presented within.
Pro forma financial information has not been presented for the Spartan acquisition as the impact to the Company’s consolidated financial statements was not material.

During the twelve months ended December 31, 2025, the Company incurred and expensed
 $
778
of acquisition related costs in connection to the Spartan acquisition. Such costs are included in “Selling, general and administrative expenses.”